Income Tax (Details) - Schedule of financial statement - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Financial Statement [Abstract]
Opening balance	$ 2,313,098	$ 2,005,748
Current income tax accrual	1,117,861	371,021
Exchange rate difference	(103,837)	(52,137)
Taxes paid/adjustments		(11,534)
Reversed on deconsolidation of a subsidiary	(21,814)
Closing balance of current income taxes payables	$ 3,305,308	$ 2,313,098